Long Term Debt - Principal Payments (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term Debt, by Maturity [Abstract]
June 30, 2014	$ 1,071,614
June 30, 2015	718,000
June 30, 2016	518,000
June 30, 2017	812,063
June 30, 2018	809,750
June 30, 2019 and thereafter	647,855
Total principal payments	4,577,282
Less: Financing fees and equity component of notes	(141,089)	(162,124)
Total Debt	$ 4,436,193	$ 4,386,715